Equity-based Compensation (Details1) (Stock Option [Member], USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Stock Option [Member]
Volatility	325.00%	0.00%
Risk-free interest rate	2.70%	0.00%
Expected stock option life (years)	10 years
Dividend yield	$ 0	$ 0